PENSIONS - Employer Contributions and Payments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pensions:
Defined Benefit Plan, Contributions by Employer	$ 533	$ 570	$ 397
UK Scheme
Pensions:
Estimated future employer contributions in next fiscal year	660
Estimated future benefit payments:
2014	330
2015	330
2016	330
2017	330
2018	330
2019 - 2023	1,649
Marine Scheme
Pensions:
Estimated future employer contributions in next fiscal year	1,800
Estimated future benefit payments:
2014	3,000
2015	3,000
2016	3,000
2017	3,000
2018	3,000
2019 - 2023	$ 15,000